Note 19 - Capital Structure and Financial Matters (Details Textual) kr / shares in Units, $ / shares in Units, $ in Thousands																																	1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended						30 Months Ended
	Sep. 05, 2024 DKK (kr) shares	Sep. 04, 2024 DKK (kr) shares	Aug. 12, 2024 DKK (kr) shares	Feb. 05, 2024 DKK (kr) shares	Feb. 03, 2024 DKK (kr) shares	Jan. 26, 2024 DKK (kr) shares	Dec. 21, 2023 DKK (kr) shares	Dec. 18, 2023 USD ($) $ / shares shares	Dec. 04, 2023 DKK (kr) shares	Nov. 30, 2023 DKK (kr) shares	Nov. 16, 2023 DKK (kr) shares	Nov. 15, 2023 DKK (kr) shares	Nov. 01, 2023 DKK (kr) shares	Oct. 02, 2023 DKK (kr) shares	Sep. 27, 2023 DKK (kr) shares	Sep. 26, 2023 DKK (kr) shares	Sep. 22, 2023 DKK (kr) shares	Jul. 18, 2023 DKK (kr) shares	Jun. 06, 2023 DKK (kr) shares	May 24, 2023 DKK (kr) shares	Feb. 13, 2023 DKK (kr) shares	Feb. 09, 2023 DKK (kr) shares	Feb. 07, 2023 DKK (kr) shares	Jan. 20, 2023 DKK (kr) shares	Jan. 05, 2023 DKK (kr) shares	Dec. 29, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) shares	Oct. 17, 2022 DKK (kr) shares	Oct. 13, 2022 DKK (kr) shares	Oct. 03, 2022 USD ($)	Jul. 07, 2022 USD ($) $ / shares shares	Jun. 07, 2022 DKK (kr) shares	Feb. 29, 2024 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 DKK (kr) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 DKK (kr) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 DKK (kr) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 DKK (kr) kr / shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares	Feb. 29, 2024 kr / shares shares	Dec. 31, 2023 DKK (kr) kr / shares	Dec. 18, 2023 kr / shares shares	Jun. 30, 2023 kr / shares	Dec. 31, 2022 kr / shares	Sep. 30, 2022 kr / shares	Jul. 07, 2022 kr / shares	Mar. 03, 2022 DKK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 DKK (kr)	Nov. 30, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)
Statement Line Items [Line Items]
Proceeds from issuing shares | $																																						$ 16,550		$ 9,168		$ 428
Equity | $																																						(1,652)		(4,729)		8,303		$ (1,652)												$ 32,437
Issue of equity | $																																						16,550		9,168		428
Proceeds from issuing shares and warrants | $																																	$ 8,400
Issued capital | $																																						10,516		5,899				10,516
Lincoln Park [member]
Statement Line Items [Line Items]
Purchase agreement to sell shares, term (Month)																															36 months
JonesTrading Institutional Services LLC [member]
Statement Line Items [Line Items]
Purchase agreement, Period notice for termination (Day)																														10 days
The 2023 SPA investors [member]
Statement Line Items [Line Items]
Proceeds from issuing shares and warrants | $								$ 5,300
Potential proceeds from issuing shares and warrants in the event of cash exercise | $								$ 6,800
Issued capital [member]
Statement Line Items [Line Items]
Equity																																						10,516		5,899		3,886		$ 10,516												$ 3,755		kr 23,141,524	kr 19,198,668
Issue of equity | $																																						$ 4,617		$ 2,013		$ 70
Issued capital | kr																																													kr 70,130,556				kr 37,897,780
Issued capital [member] | JonesTrading Institutional Services LLC [member]
Statement Line Items [Line Items]
Issue of equity | kr																																							kr 3,233,560		kr 3,679,954		kr 118,853
American depository share [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares																																	151,500	78,857	60,000
Shares issued, price per share (in dollars per share) | $ / shares																																		$ 350	$ 500
Proceeds from issuing shares | $																																		$ 24,900	$ 25,300
American depository share [member] | Underwriters [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares																																		10,286
American depository share [member] | Lincoln Park [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares																																												428,572
Purchase agreement, maximum aggregate amount | $																															$ 40,000
Purchase agreement, maximum amount of shares in single day (in shares) | shares																															50,000
Purchase agreement, Maximum increase in daily shares issuable (in shares) | shares																															70,000
Purchase agreement, maximum required single purchase amount | $																															$ 1,500
Number of shares authorised (in shares) | shares																															4,649,250
American depository share [member] | JonesTrading Institutional Services LLC [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares																																						3,233,560	3,233,560	3,679,954	3,679,954	23,771	23,771
Shares issued, price per share (in dollars per share) | $ / shares																																						$ 42.6		$ 85.5		$ 137
Proceeds from issuing shares | $																																						$ 2,800		$ 6,400		$ 300
Purchase agreement, maximum aggregate amount | $																														$ 14,400
Purchase agreement, commission percentage																														3.00%
Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares																																	7,575,000			7,575,000
Par value per share (in DKK per share) | kr / shares																																													kr 1				kr 1		kr 1		kr 1
Ordinary shares [member] | Lincoln Park [member]
Statement Line Items [Line Items]
Purchase agreement, maximum aggregate amount | $																															$ 40,000
Par value per share (in DKK per share) | kr / shares																																																						kr 1
Ordinary shares [member] | JonesTrading Institutional Services LLC [member]
Statement Line Items [Line Items]
Par value per share (in DKK per share) | kr / shares																																													kr 1				kr 1			kr 1
Ordinary shares [member] | The 2023 SPA investors [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares								9,726,898
Par value per share (in DKK per share) | (per share)								$ 1																																										kr 1
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares	10,000	10,000	10,000	3,125,000	4,450,000	2,633,550	9,726,898		65,724	24,316	77,119	19,387	50,281	54,829	45,807	51,750	54,099	11,348	861,614	16,280	42,808	1,003,802	96,271	259,407	94,278	4,450	64,601	26,396	23,405			428,572
Equity | kr																																													kr 70,131,000				kr 37,898,000						kr 24,139,000		kr 23,204,000
Issue of equity | kr	kr 10,000	kr 10,000	kr 10,000	kr 3,125,000	kr 4,450,000	kr 2,634,000	kr 9,727,000		kr 66,000	kr 24,000	kr 77,000	kr 19,000	kr 50,000	kr 55,000	kr 46,000	kr 52,000	kr 54,000	kr 11,000	kr 862,000	kr 16,000	kr 43,000	kr 1,004,000	kr 96,000	kr 259,000	kr 94,000	kr 4,000	kr 65,000	kr 26,000	kr 23,000			kr 429,000
Commitment shares [member] | Lincoln Park [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares																															428,572
Shares issued, price per share (in dollars per share) | $ / shares																															$ 2.8
Issue of equity | $																															$ 1,200
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares) | shares																																	7,575,000			7,575,000												7,575,000
Class of warrants, offering price per warrant (in dollars per share) | $ / shares																																	$ 20			$ 20
Class of warrant, term (Year)																																	5 years			5 years
Class of warrants exercisable for ADS (in shares) | shares																																	151,500			151,500												151,500
Class of warrants exercise price of warrants per (in dollars per share) | (per share)																																	$ 20			$ 20										kr 27.52	$ 4	kr 137.6
Class of prefunded warrants exercisable for ADS (in shares) | shares																																	598,500			598,500												598,500
Class of prefunded warrants exercisable for shares (in shares) | shares																																	29,925,000			29,925,000												29,925,000
Class of prefunded warrants, offering price per warrant (in dollars per share) | $ / shares																																	$ 20			$ 20
Class of prefunded warrant, exercise price of warrants per ADS (in dollars per share) | $ / shares																																	$ 1.4537			$ 1.4537
Prefunded warrants, exercised (in shares) | shares																																					599,500
Proceeds from issuing prefunded warrants | $																																					$ 900
The 2024 investor warrants [member] | The 2023 SPA investors [member]
Statement Line Items [Line Items]
Issue of equity | $								$ 2,600
Class of warrants exercisable for shares (in shares) | shares								9,726,898																																										9,726,898
Class of warrants, offering price per warrant (in dollars per share) | $ / shares								$ 0.54
Class of warrant, term (Year)								3 years
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares								$ 0.71